Related Parties and Information about Significant Non-Recurring Events and A tipycal/Unusual Transactions - Schedule of Compensation of Key Management Personnel of the Group (Detail) - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Directors’ fee	€ 428	€ 642	€ 849
Short-term employee benefits	3,251	3,343	2,772
Social security contributions and defined contribution plans	911	913	777
Employee benefit obligations	183	254	188
Expenses for stock options	0	367	587
Total	€ 4,773	€ 5,519	€ 5,173